Note 26 - Related Party Transactions and Key Management Personnel Remuneration - Components of Expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
Salaries and benefits	$ 2,334	$ 2,493
Share-based compensation expense, net	625	1,163
Key management personnel compensation	$ 2,959	$ 3,656